Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

Note 15. Revenue

Customer Concentration

The customer concentration for balances greater than 10% of revenues and 10% of accounts receivables, net, respectively, are presented below:

	Total Revenue				Accounts Receivable, Net
	Three Months Ended June 30,		Six Months Ended June 30,		June 30,	December 31,
	2025	2024	2025	2024	2025	2024
	(as a percentage)
Customer 1	30.5%	—%	18.1%	<10%	—%	—%
Customer 2	20.1%	<10%	15.9%	<10%	<10%	<10%
Customer 3	14.6%	24.0%	20.6%	25.4%	<10%	<10%
Customer 4	<10%	—%	14.3%	<10%	<10%	—%
Customer 5	<10%	26.5%	<10%	20.1%	<10%	<10%
Customer 6	—%	16.0%	—%	<10%	—%	<10%
Customer 7	<10%	11.4%	<10%	<10%	<10%	<10%
Customer 8	<10%	<10%	<10%	<10%	17.3%	—%
Customer 9	—%	—%	—%	—%	12.8%	12.9%
Customer 10	—%	—%	—%	—%	<10%	10.8%
Customer 11	—%	<10%	—%	<10%	—%	18.2%

Revenue by Geographic Area

The Company currently sells its products in the geographic regions as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Americas	$10,731	$10,103	$19,020	$19,476
Europe	2,748	176	3,684	501
Other	93	65	188	153
Total	$13,572	$10,344	$22,892	$20,130

Contract Assets and Liabilities

There was $0.4 million and $0.9 million of revenue recognized during the three and six months ended June 30, 2025, respectively, included in contract liabilities as of December 31, 2024. The amount of revenue recognized during the three and six months ended June 30, 2024 included in contract liabilities as of December 31, 2023 was $0.8 million and $1.6 million, respectively. The change in contract assets reflects the difference in timing between the Company’s satisfaction of remaining performance obligations and the Company’s contractual right to bill its customers. The Company had no material asset impairment charges related to contract assets in the periods presented.

Variable Consideration

The Company estimates its variable consideration on a quarterly basis based on the latest data available, and adjusts the transaction price accordingly by recording an adjustment to net revenue and contract assets. The Company has recognized the estimate of variable consideration to the extent that it is probable that a significant reversal will not occur as a result of a change in estimation. There was no revenue related to variable consideration during the three months ended June 30, 2025 and 2024. There was no revenue related to variable consideration during the six months ended June 30, 2025 and 2024.

Note 15. Revenue

Customer Concentration

The customer concentration for balances greater than 10% of revenues and 10% of accounts receivables, net, respectively, are presented below:

	Total Revenue		Accounts Receivable, Net
	Year ended December 31,		December 31,
	2024	2023	2024	2023
	(as a percentage)
Customer 1	23.0%	<10%	<10%	<10%
Customer 2	12.7%	—%	<10%	—%
Customer 3	11.3%	<10%	<10%	<10%
Customer 4	10.5%	<10%	<10%	—%
Customer 5	<10%	<10%	18.2%	11.2%
Customer 6	—%	—%	12.9%	<10%
Customer 7	—%	—%	10.8%	<10%

Revenue by Geographic Area

The Company currently sells its products in the geographic regions as follows:

	December 31,
	2024	2023
	(In thousands)
Americas	$39,908	$67,883
Europe	839	9,219
Other	256	341
Total	$41,003	$77,443

Contract Assets and Liabilities

There was $2.4 million of revenue recognized during the year ended December 31, 2024 included in contract liabilities as of December 31, 2023. There was $2.7 million of revenue recognized during the year ended December 31, 2023 included in contract liabilities as of December 31, 2022. The change in contract assets reflects the difference in timing between our satisfaction of remaining performance obligations and our contractual right to bill our customers. The Company had no material asset impairment charges related to contract assets in the periods presented.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Variable Consideration

The Company estimates its variable consideration on a quarterly basis based on the latest data available, and adjust the transaction price accordingly by recording an adjustment to net revenue and contract assets. The Company has recognized the estimate of variable consideration to the extent that it is probable that a significant reversal will not occur as a result from a change in estimation. There was no revenue related to variable consideration and $2.7 million in revenue related to variable consideration for the year ended December 31, 2024 and 2023, respectively.